RELATED PARTY TRANSACTIONS	6 Months Ended
Mar. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

During the normal course of business, the VIE and VIE’s subsidiaries may make sales to affiliated companies controlled by its major shareholders or subsidiaries. For the six months ended March 31, 2024, 2023 and 2022, the VIE and VIE’s subsidiaries made sales to affiliated companies in the amount of $12,172, Nil, and $117,213 respectively.